Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment

The following is a continuity of the Company’s goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Total
Balance, December 31, 2016	$434	$1,237	$147	$105	$1,923
Acquisitions	(2)	3	—	—	1
Foreign exchange and other	31	125	6	13	175

Balance, December 31, 2017	463	1,365	153	118	2,099
Acquisitions [note 7]	16	109	—	—	125
Assets held for sale [note 3]	—	(157)	—	—	(157)
Foreign exchange and other	(20)	(57)	(6)	(5)	(88)

Balance, December 31, 2018	$459	$1,260	$147	$113	$1,979